Document And Entity Information	Mar. 12, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	Vivid Seats Inc.
Entity Central Index Key	0001856031
Entity Emerging Growth Company	true
Entity File Number	001-40926
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3355184
Entity Address, Address Line One	24 E. Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	291-9966
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) to the Current Report on Form 8-K of Vivid Seats Inc. originally filed with the Securities and Exchange Commission on March 12, 2025 (the “Original Report”) amends the Original Report and is being furnished solely to (a) correct the Date of Report (Date of earliest event reported) on the cover page by changing it from February 28, 2025 to March 12, 2025 and (b) furnish a corrected version (the “Corrected Exhibit”) of the press release furnished as Exhibit 99.1 to the Original Report (the “Original Exhibit”). The Corrected Exhibit, which is attached as Exhibit 99.1 hereto, corrects the Consolidated Statement of Cash Flows attached to the Original Exhibit by (i) replacing the line item "Loss on extinguishment of debt" with the line item "Adjustment of liabilities under TRA" in the Cash flows from operating activities section and (ii) adding the line item "Investments in developed technology" in the Cash flows from investing activities section. No other changes have been made to the Original Report, and this Amendment does not amend, modify, or otherwise update any other information in the Original Report.
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SEAT
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	SEATW
Security Exchange Name	NASDAQ